Taxes - Operating taxes and levies - Geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (1,924)	€ (1,827)	€ (1,840)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(1,118)	(1,064)	(1,140)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(552)	(495)	(391)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(148)	(160)	(192)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (106)	€ (108)	€ (117)